                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

         /s/ Richard A. Kayne        Los Angeles, California      11 August 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                   (FORMERLY NAMED KAIM NON-TRADITIONAL, L.P.)
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $106,425
                                           (thousands)

List of Other Included Managers:

NONE



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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE


          COLUMN 1                 COLUMN 2       COLUMN 3       COLUMN 4
------------------------------  --------------    --------       --------
                                    TITLE                         VALUE
     NAME OF ISSUER                OF CLASS        CUSIP         (X 1000)
-------------------------------------------------------------------------
Bestfoods                             COM         08658u101        1,385
Big Dog Hldgs Inc                     COM         089128102        1,065
CVB Finl Corp                         COM         126600105          325
Cannondale Corp                       COM         137798104        3,652
Capital Automotive REIT         COM SH BEN INT    139733109          438
Center Tr Inc                         COM         151845104           71
Cooper Cameron                        COM         216640102        1,320
Day Runner Inc                      COM NEW       239545205          202
Diamond Offshore Drilling             COM         25271c102          351
Dresdner RCM Glbl Stratgc Incm        COM         26157b101          217
Financial Sec Assurn Hldgs Ltd        COM         31769p100        1,700
General Mtrs Corp                     COM         370442105        2,381
Glacier Water Svcs Inc                COM         376395109       12,533
Glenborough Rlty Tr Inc          PFD CV SER A%    37803p204          733
Global Crossing Ltd              PFD CV 6.75%     g3921a134        2,196
Globalstar Telecommunictns Ltd        COM         g3930h104          963
Hugoton Rty Tr Tex               UNIT BEN INT     444717102          873
Kaneb Pipe Line Partners L P     SR PREF UNIT     484169107          709
Kinder Morgan Energy Partners   UT LTD PARTNER    494550106        1,486
Loral Space & Communications     PFD CONV C 6%    g56462149          594
Meridian Resource Corp                COM         58977q109       12,800
Mexico Fd Inc                         COM         592835102          521
Navigators Group Inc                  COM         638904102        2,114
Plains All Amern Pipeline L P   UNIT LTD PARTN    726503105        4,057
Plains Res Inc                   COM PAR $0.10    726540503       38,787
Prime Retail Inc                PFD CONV SER B    741570303        1,828
Putnam Master Inter Income Tr     SH BEN INT      746909100          362
Right Start Inc                     COM NEW       766574206        8,360
Schlumberger Ltd                      COM         806857108          373
Sports Club Inc                       COM         84917p100        2,391
TAM Restaurants Inc                   COM         874835101          250
TC Pipelines LP                 UT COM LTD PRT    87233q108          893
Templeton Global Income Fd Inc        COM         880198106          424
Ugly Duckling Corp                    COM         903512101           71
                                                                 106,425


          COLUMN 1                        COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
------------------------------   ------------------------  ----------   --------    ----------------------
                                 SHARES or           PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
     NAME OF ISSUER               PRN AMT   SH/PRN   CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------
Bestfoods                          20,000     SH              SOLE                   20,000
Big Dog Hldgs Inc                 258,300     SH              SOLE                  258,300
CVB Finl Corp                      20,531     SH              SOLE                   20,531
Cannondale Corp                   561,801     SH              SOLE                  561,801
Capital Automotive REIT            31,000     SH              SOLE                   31,000
Center Tr Inc                      14,000     SH              SOLE                   14,000
Cooper Cameron                     20,000     SH              SOLE                   20,000
Day Runner Inc                    196,321     SH              SOLE                  196,321
Diamond Offshore Drilling          10,000     SH              SOLE                   10,000
Dresdner RCM Glbl Stratgc Incm     35,000     SH              SOLE                   35,000
Financial Sec Assurn Hldgs Ltd     22,400     SH              SOLE                   22,400
General Mtrs Corp                  41,000     SH              SOLE                   41,000
Glacier Water Svcs Inc          1,055,446     SH              SOLE                1,055,446
Glenborough Rlty Tr Inc            42,500     SH              SOLE                   42,500
Global Crossing Ltd                10,000     SH              SOLE                   10,000
Globalstar Telecommunictns Ltd    107,000     SH              SOLE                  107,000
Hugoton Rty Tr Tex                 70,200     SH              SOLE                   70,200
Kaneb Pipe Line Partners L P       29,100     SH              SOLE                   29,100
Kinder Morgan Energy Partners      37,200     SH              SOLE                   37,200
Loral Space & Communications       25,000     SH              SOLE                   25,000
Meridian Resource Corp          2,250,270     SH              SOLE                2,250,270
Mexico Fd Inc                      35,000     SH              SOLE                   35,000
Navigators Group Inc              234,884     SH              SOLE                  234,884
Plains All Amern Pipeline L P     217,800     SH              SOLE                  217,800
Plains Res Inc                  2,433,638     SH              SOLE                2,433,638
Prime Retail Inc                  261,130     SH              SOLE                  261,130
Putnam Master Inter Income Tr      58,000     SH              SOLE                   58,000
Right Start Inc                 1,832,138     SH              SOLE                1,832,138
Schlumberger Ltd                    5,000     SH              SOLE                    5,000
Sports Club Inc                   683,200     SH              SOLE                  683,200
TAM Restaurants Inc               420,582     SH              SOLE                  420,582
TC Pipelines LP                    54,100     SH              SOLE                   54,100
Templeton Global Income Fd Inc     68,500     SH              SOLE                   68,500
Ugly Duckling Corp                 10,000     SH              SOLE                   10,000